Acquisitions, Investments and Disposals: Schedule 1 of pro-forma condensed consolidated income statement data (Tables)	12 Months Ended
Dec. 31, 2011
Schedule 1 of pro-forma condensed consolidated income statement data:
Schedule 1 of pro-forma condensed consolidated income statement data
	Year ended December 31,
	2011	2010
Revenue, net	12,548,035	9,830,228
Net income	688,495	637,046
Net income per share	1.47	1.51